Joint operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint operations [line items]
Total assets	$ 7,517,744	$ 7,580,831
Joint operations [member]
Disclosure of joint operations [line items]
Total assets	2,854,340	2,916,418
Total liabilities	$ 349,779	359,532
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership	69.81%
Principal place of business	Canada
Total assets	$ 1,010,956	1,027,617
Total liabilities	$ 36,697	34,597
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership	83.33%
Principal place of business	Canada
Total assets	$ 549,051	560,845
Total liabilities	$ 267,579	278,331
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership	50.03%
Principal place of business	Canada
Total assets	$ 1,294,333	1,327,956
Total liabilities	$ 45,503	$ 46,604